Label	Element	Value
Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BOND FUND

Supplement dated February 9, 2024

to the

Cavanal Hill Funds Prospectus dated December 28, 2023

Bond Fund: The performance table appearing on page 20 of the Prospectus is deleted and replaced with the following:

Average Annual Total Returns (Periods Ended 12/31/22)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	-13.46%	-0.53%	0.51%
Return After Taxes on Distributions	-14.27%	-1.37%	-0.32%
Return After Taxes on Distributions and Sale of Fund Shares	-7.95%	-0.72%	0.05%
Institutional Shares
Return Before Taxes	-13.28%	-0.26%	0.75%
A Shares
Return Before Taxes (With Load)	-15.19%	-0.90%	0.33%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	-13.01%	0.02%	1.06%

Risk/Return [Heading]	rr_RiskReturnHeading	Bond Fund